Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

15. Income Taxes

The domestic and foreign components of pre-tax loss for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended December 31,
	2014	2013	2012
Domestic	$(33,750)	$(11,928)	$(14,562)
Foreign	113	65	86
Loss before income taxes	$(33,637)	$(11,863)	$(14,476)

The Company had no current or deferred federal and state income tax expense or benefit for the years ended December 31, 2014, 2013 and 2012 because the Company generated net operating losses, and currently management does not believe it is more likely than not that the net operating losses will be realized. The Company's non-U.S. tax obligation is primarily for business activities conducted through the United Kingdom for which taxes included in other expense (net) for the years ended December 31, 2014, 2013 and 2012 were immaterial and accordingly, such amounts were excluded from the following tables.

Income tax expense (benefit) for the years ended December 31, 2014, 2013 and 2012 differed from the amounts computed by applying the statutory federal income tax rate of 34% to pretax income (loss) as a result of the following:

	Year Ended December 31,
	2014	2013	2012
Federal tax at statutory rate	$(11,437)	$(4,078)	$(4,947)
State tax, net of federal tax effect	(509)	(698)	(835)
R&D Credit	(85)	(280)	-
Change in valuation allowance	6,371	4,806	5,734
Non- deductible expenses	72	431	45
Unrealized Gain/Loss on warrant	5,605
Foreign	16	17
Other	(33)	(198)	3
Total tax expense	$-	$-	$-

	Year Ended December 31,
	2014	2013	2012
Federal tax at statutory rate	34.0%	34.0%	34.0%
State tax, net of federal tax effect	1.5	5.8	5.7
R&D Credit	.3	2.3	-
Change in valuation allowance	(18.9)	(40.1)	(39.4)
Non- deductible expenses	(.2)	(3.6)	(.3)
Unrealized Gain/Loss on warrant	(16.7)
Foreign	(.1)	(.1)
Other	.1	1.6
Total tax expense	-%	-%	-%

The tax effects of temporary differences and related deferred tax assets and liabilities as of December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Deferred tax assets:
Depreciation and other	$1,409	$1,034
Net operating loss carryforwards	19,525	13,632
Unused R& D tax credits	381	280
Less: Valuation allowance	(21,315)	(14,946)
Net deferred tax asset	$—	$—

The Company's accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company's net deferred tax assets. The Company primarily considered such factors as the Company's history of operating losses, the nature of the Company's deferred tax assets and the timing, likelihood and amount, if any, of future taxable income during the periods in which those temporary differences and carryforwards become deductible. At present, the Company does not believe that it is more likely than not that the deferred tax assets will be realized; accordingly, a full valuation allowance has been established and no deferred tax asset is shown in the accompanying balance sheets. The valuation allowance increased by approximately $6,369, and $4,806 during the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 the Company had federal net operating loss carryforwards of approximately $50,870. The Company also had federal research and development tax credit carryforwards of approximately $383. The net operating loss and tax credit carryforwards will expire at various dates beginning in 2027, if not utilized.

As of December 31, 2014, the Company had state net operating loss carryforwards of approximately $42,569 which will began to expire in 2017. The Company also had state research and development tax credit carryforwards of approximately $189, which have no expiration.

As of December 31, 2014, approximately $809 and $501 of deferred tax assets is attributable to certain employee stock option deductions for federal and state taxes and the net operating loss carryforward has been adjusted accordingly. When realized, the benefit of the tax deduction related to these options will be accounted for as a credit to stockholders' equity rather than as a reduction of the income tax provision.

The Tax Reform Act of 1986 and similar California legislation impose substantial restrictions on the use of net operating losses and tax credits in the event of an ownership change of a corporation. Accordingly, the Company's ability to use net operating losses and credit carry forwards may be significantly limited in the future as a result of such an ownership change.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Ending balance at December 31, 2012	$72
Increase (decrease) of unrecognized tax benefits taken in prior years	—
Increase (decrease) of unrecognized tax benefits related to current year	21
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2013	93
Increase (decrease) of unrecognized tax benefits taken in prior years	4
Increase (decrease) of unrecognized tax benefits related to current year	46
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2014	$143

     If the Company eventually is able to recognize these uncertain tax positions, the unrecognized tax benefits would not reduce the effective tax rate if the Company is applying a full valuation allowance against the deferred tax assets, as is the Company's current policy.

The Company has not incurred any material tax interest or penalties as of December 31, 2014. The Company does not anticipate any significant change within 12 months of this reporting date of its uncertain tax positions. The Company is subject to taxation in the United States, the United Kingdom and various states jurisdictions. There are no other ongoing examinations by taxing authorities at this time. The Company's tax years 2007 through 2014 will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss or tax credit carryforwards.